UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Target 2045 Fund	November 30, 2019
RPTFX	Investor Class
PAFFX	Advisor Class
TRFWX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE TARGET FUNDS

HIGHLIGHTS

■	The Target Funds produced positive returns in the six-month period ended November 30, 2019. The funds underperformed their respective combined index portfolios, and most lagged their Lipper peer group averages.

■	Security selection, exposure to diversifying sectors not included in the benchmarks, and tactical decisions in the funds detracted from relative performance.

■	We ended the period with a neutral allocation to equities relative to bonds, as global growth appears to be stabilizing and bond yields remain near recent lows. Among international stocks, we reduced our position in growth equities and ended the period with a neutral allocation relative to value equities. Within fixed income securities, we are finding opportunities to add back to floating rate loans given attractive valuations.

■	We believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Target Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

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CIO Market Commentary

Dear Shareholder

Global markets recorded solid results in the first half of your fund’s fiscal year, the six-month period ended November 30, 2019. Both stock and bond indexes advanced as the Federal Reserve and other key central banks took action to address a slowing global economy.

In the U.S., the large-cap Dow Jones Industrial Average and S&P 500 Index reached record highs, as did the technology-heavy Nasdaq Composite Index. The smaller-cap benchmarks recorded double-digit gains but remained below their 2018 peaks. At the sector level, technology stocks produced the strongest gains. International stocks generally performed well, although there were pockets of weakness in some emerging markets. The U.S. dollar finished with mixed results versus other currencies, but a relatively strong greenback versus the euro and yen weighed modestly on returns for U.S. investors in European and Japanese securities.

Fixed income securities also produced solid gains during the period—with corporate bonds leading the way—as yields fell. The yield on the 30-year Treasury bond hit a record low in August, falling below the 2% mark for the first time, and the benchmark 10-year Treasury note’s yield dipped to its lowest level since 2016. Outside the U.S., yields on government bonds issued by certain countries were in negative territory. (Bond prices and yields move in opposite directions.)

Worries had grown in May that an escalating trade dispute between the U.S. and China could lead to a recession. However, Fed Chair Jerome Powell sparked a rebound in investor sentiment in early June, at the start of your fund’s fiscal year, with his comments that central bank policymakers were paying close attention to the impact of trade tensions on the economy and would “act as appropriate to sustain the expansion.”

Fed policymakers followed through with quarter-percentage-point rate cuts in July, September, and October and took steps to maintain liquidity in short-term lending markets. Other central banks also acted to address flagging growth. The European Central Bank lowered its benchmark deposit rate deeper into negative territory and announced that it was restarting its quantitative easing program.

The shift in global central bank policies was a marked change from 2018, when there were approximately two interest rate hikes for every cut. In 2019, central bank rate cuts have outnumbered hikes by a more than five-to-one margin and appear to be succeeding in their goal of stimulating economic growth. After contracting earlier in the period, key manufacturing and export indicators showed signs of stabilizing by November, and the Treasury yield curve returned to a more normal positive slope, easing recession fears.

The U.S. economy was sustained by consumer spending and remained relatively strong compared with other developed markets. While corporate earnings experienced a year-over-year decline through the third quarter, slightly more companies than usual surpassed earnings expectations, providing further market support.

Besides monetary policy, investors also closely followed developments in the U.S.-China trade dispute. Stocks suffered their biggest sell-off during the six-month period in early August after President Donald Trump announced that the U.S. would impose a 10% tariff on Chinese imports, and China retaliated with new tariffs of its own. However, investors generally took an optimistic view of trade negotiations, which limited the trade war’s toll on markets.

Looking ahead, we believe that further progress in U.S.-China trade talks will be a key factor in sustaining positive market sentiment. A reduction in trade barriers could help corporate earnings rebound and provide a lift to the manufacturing sector.

Our investment teams will also be closely following the U.S. presidential election, Brexit, and other developments that could influence markets in 2020. In an uncertain environment, with a wide dispersion of returns possible, we believe that in-depth fundamental research will be particularly critical for identifying potential opportunities and risks.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.

FUND COMMENTARY

How did the funds perform in the past six months?

The Target Funds generated stronger absolute returns in the longer-dated funds than in the shorter-dated funds for the period. The funds underperformed their respective combined index portfolios, and most trailed their Lipper peer group averages. (Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the funds’ relative performance?

Security selection, exposure to diversifying sectors, and tactical decisions detracted from relative performance. In most of the funds, the U.S. large-cap growth and U.S. large-cap value equity strategies trailed their style-specific benchmarks and hurt returns, but the negative impact was partly offset by outperformance in the international developed value, international developed core, and emerging markets equity strategies. Within fixed income, the Dynamic Global Bond and Emerging Markets Bond Funds lagged their benchmarks.

Exposure to sectors and asset classes that are not included in the funds’ combined index portfolio benchmarks weighed on relative results, especially our allocation to real assets stocks. Fading global growth and excess oil supply have pressured prices for energy and other commodities. A tactical underweight to the real assets sector, however, proved beneficial. Among fixed income, the inclusion of the Dynamic Global Bond Fund hurt relative returns, but exposure to long-term U.S. Treasuries, which delivered strong returns amid global recessionary fears, added value.

Tactical decisions to overweight and underweight various asset classes within the funds detracted. Global equities generated strong performance during the last six months, and our overweight allocation to fixed income and cash securities for most of the reporting period weighed on returns. An overweight to international equities—which lagged U.S. stocks—hurt results, as did an overweight to U.S. small-cap stocks relative to U.S. large-caps.

How are the funds positioned?

As of November 30, 2019, we were neutral global stocks relative to bonds. We began the period underweight equities as valuations were less compelling amid a potentially volatile equity market environment. More recently, we have moved to neutral as bond valuations have become extended following a decline in interest rates due to concerns over slowing growth. We do not anticipate a recession in the near term, but we expect growth to remain low over the next year. Stabilizing global growth, even at low levels, may be supportive for equities.

Stocks
On a regional basis, we are overweight to international stocks. While a manufacturing slowdown and trade uncertainty pose challenges, international equities have attractive valuations relative to the U.S. and are supported by accommodative central banks. Outside the U.S., we prefer emerging markets stocks. Although trade tensions and commodities weakness are headwinds, less restrictive monetary policies, attractive valuations, and cheap local currencies may benefit emerging markets equities.

In the U.S., we remained overweight growth stocks. Secular growth companies are less sensitive to broad economic events, and while regulatory concerns and elevated valuations are challenges, we believe that favorable fundamentals reflected in their ability to outpace market expectations in a low-growth environment should benefit the sector. We believe that value stocks lack a durable catalyst to advance, despite improved sentiment as recession fears fade. We are overweight to U.S. small-cap stocks relative to large-cap stocks. U.S. small-cap valuations are attractive and smaller companies benefit from low interest rates, but headwinds include risks from higher leverage and wage pressures.

Among international equities, we moved to a neutral allocation between growth and value stocks. Although growth stocks outside the U.S. are generally defensive and have a quality bias, their valuations are stretched. Stabilizing growth may benefit value stocks, but we see no clear catalyst for a sustained rally for value given the sector’s cyclical orientation, exposure to trade uncertainty, and long-standing challenges facing the financial sector.

We remain underweight to real assets equities for the period. While a stabilizing global growth outlook has been favorable for the commodities sector, inflation remains tepid, and valuations for U.S. real estate investment trusts—many of which pay above-average dividends—are stretched due to significant demand amid generally low interest rates.

Bonds
We are underweight in U.S. investment-grade bonds. Although near-term fundamentals may be supportive, valuations are extended and corporate spreads (the yield differences between bonds with higher and lower credit quality) remain tight relative to history. We are overweight high yield bonds, as the asset class offers reasonably attractive yields in a generally low-yield environment, though we are vigilant about late-stage risks of the credit cycle and weakness within the lowest-quality segment. After reducing our allocation to floating rate bank loans earlier in the year due to the potential adverse impact of lower short-term interest rates on yields, we recently increased our position given attractive valuations and diminished expectations for further Fed rate cuts.

We remained neutral to currency-hedged international developed markets bonds at period-end. Extended duration creates a less attractive outlook for international investment-grade debt, but U.S. dollar-hedged yields are competitive. However, while central bank policies are accommodative, interest rate risk is a headwind. We are overweight to emerging markets bonds given compelling yield levels and supportive central banks, but political turmoil in some Latin American countries and the potential for contagion remain concerns.

What is portfolio management’s outlook?

Markets have endured a turbulent period, as investors weigh the competing impacts of slowing global growth against a widespread pivot toward accommodative monetary policy. Manufacturing data, a closely watched economic indicator, have shown persistent weakness, stoking fears of a looming recession. The bond market also reflected this bearish sentiment, as investors sought out the relative safety of higher-quality debt, which sent Treasury yields sharply lower this year. Conversely, global stock markets have shrugged off bouts of volatility and remain near all-time highs. With markets sending mixed signals, we believe that trade-related headlines and investors’ interpretation of how trade negotiations may influence capital expenditure decisions will be key drivers of the global economy and financial markets in the coming months. Given the heightened uncertainty, we are cautious and have positioned the funds to be broadly neutral from a risk perspective. While the current economic cycle is aging, we expect the strong labor environment to continue supporting consumer spending and underpin economic growth.

The dovish shift in central bank policies and a broader easing of financial and liquidity conditions have tempered near-term recession fears, but it leaves global central banks ill-equipped to respond to a more pronounced downturn. While this step back from tightening policies may help to stabilize global growth, it will not, in our view, be sufficient to ignite a sustained acceleration in growth.

The current environment of volatility and above-average valuations in many asset classes, against a backdrop filled with geopolitical and monetary policy risks, underscores the value of our strategic investment approach. Given the many crosscurrents that can influence global financial markets, we believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Target Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter. (Returns for the funds’ Advisor and I Class shares may vary due to their different fee structures. Past performance cannot guarantee future results.)

IMPORTANT INFORMATION

The principal value of the Target Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age 65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will change over time. The funds emphasize asset accumulation prior to retirement, balance the need for reduced market risk and income as retirement approaches, and focus on supporting an income stream over a moderate postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING

The Target Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

BENCHMARK INFORMATION

Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

Combined Index Portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Target Funds. As of November 30, 2019, the combined index portfolios were composed of the following indexes:

■	Target 2005 Fund: 23.80% Russell 3000 Index, 10.20% MSCI All Country World Index ex USA, 46.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2010 Fund: 24.85% Russell 3000 Index, 10.65% MSCI All Country World Index ex USA, 44.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2015 Fund: 26.25% Russell 3000 Index, 11.25% MSCI All Country World Index ex USA, 42.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 20.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2020 Fund: 30.80% Russell 3000 Index, 13.20% MSCI All Country World Index ex USA, 36.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 19.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2025 Fund: 36.05% Russell 3000 Index, 15.45% MSCI All Country World Index ex USA, 31.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 17.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2030 Fund: 41.30% Russell 3000 Index, 17.70% MSCI All Country World Index ex USA, 29.50% Bloomberg Barclays U.S. Aggregate Bond Index, and 11.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2035 Fund: 46.20% Russell 3000 Index, 19.80% MSCI All Country World Index ex USA, 29.00% Bloomberg Barclays U.S. Aggregate Bond Index, and 5.00% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index.

■	Target 2040 Fund: 50.75% Russell 3000 Index, 21.75% MSCI All Country World Index ex USA, and 27.50% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2045 Fund: 54.60% Russell 3000 Index, 23.40% MSCI All Country World Index ex USA, and 22.0% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2050 Fund: 58.10% Russell 3000 Index, 24.90% MSCI All Country World Index ex USA, and 17.00% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2055 Fund: 60.90% Russell 3000 Index, 26.10% MSCI All Country World Index ex USA, and 13.00% Bloomberg Barclays U.S. Aggregate Bond Index.

■	Target 2060 Fund: 63.00% Russell 3000 Index, 27.00% MSCI All Country World Index ex USA, and 10.00% Bloomberg Barclays U.S. Aggregate Bond Index.

Neutral allocations: The asset allocations reflected in the Target Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2019, the funds’ neutral allocations were as follows:

■	Target 2005 Fund: 34.0% stocks and 66.0% bonds and cash.

■	Target 2010 Fund: 35.5% stocks and 64.5% bonds and cash.

■	Target 2015 Fund: 37.5% stocks and 62.5% bonds and cash.

■	Target 2020 Fund: 44.0% stocks and 56.0% bonds and cash.

■	Target 2025 Fund: 51.5% stocks and 48.5% bonds and cash.

■	Target 2030 Fund: 59.0% stocks and 41.0% bonds and cash.

■	Target 2035 Fund: 66.0% stocks and 34.0% bonds and cash.

■	Target 2040 Fund: 72.5% stocks and 27.5% bonds and cash.

■	Target 2045 Fund: 78.0% stocks and 22.0% bonds and cash.

■	Target 2050 Fund: 83.0% stocks and 17.0% bonds and cash.

■	Target 2055 Fund: 87.0% stocks and 13.0% bonds and cash.

■	Target 2060 Fund: 90.0% stocks and 10.0% bonds and cash.

Note: Bloomberg Index Services Ltd. Copyright © 2019, Bloomberg Index Services Ltd. Used with permission.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2005 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	17.41%	18.59%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.36	1.59	Mid-Cap Growth–I Class
	1.36	1.41	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.83	1.11	New Horizons–I Class
	0.82	1.02	Small-Cap Stock–I Class
	0.83	0.93	Small-Cap Value–I Class
International Developed Market Stocks	2.75	2.94	International Stock–I Class
	2.75	0.00	International Value Equity–I Class
	2.74	3.14	Overseas Stock–I Class
International Emerging Market Stocks	1.45	1.88	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.70	0.73	Real Assets–I Class
Total Stocks	34.00	33.34	
Core Fixed Income	4.60	4.50	Dynamic Global Bond–I Class
	6.90	6.85	International Bond (USD Hedged)–I Class
	20.70	20.52	New Income–I Class
Diversifying Fixed Income	5.19	5.67	Emerging Markets Bond–I Class
	1.04	1.32	Floating Rate–I Class
	4.16	4.35	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.77	Limited Duration Inflation Focused Bond–I Class
	3.41	2.68	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.99	U.S. Treasury Money–I Class
Total Bonds	66.00	66.65	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2010 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	18.18%	19.32%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.42	1.67	Mid-Cap Growth–I Class
	1.42	1.46	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.86	1.17	New Horizons–I Class
	0.87	1.07	Small-Cap Stock–I Class
	0.86	0.97	Small-Cap Value–I Class
International Developed Market Stocks	2.87	3.11	International Stock–I Class
	2.87	0.00	International Value Equity–I Class
	2.86	3.25	Overseas Stock–I Class
International Emerging Market Stocks	1.52	1.94	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.77	0.77	Real Assets–I Class
Total Stocks	35.50	34.73	
Core Fixed Income	4.45	4.38	Dynamic Global Bond–I Class
	6.68	6.70	International Bond (USD Hedged)–I Class
	20.02	19.90	New Income–I Class
Diversifying Fixed Income	4.97	5.44	Emerging Markets Bond–I Class
	0.99	1.25	Floating Rate–I Class
	3.97	4.18	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.83	Limited Duration Inflation Focused Bond–I Class
	3.41	2.73	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.87	U.S. Treasury Money–I Class
Total Bonds	64.50	65.28	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2015 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	14.40%	15.31%	Equity Index 500–I Class
	2.40	2.55	Growth Stock–I Class
	2.40	2.41	Value–I Class
U.S. Mid-Cap Stocks	1.50	1.81	Mid-Cap Growth–I Class
	1.50	1.56	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.91	1.23	New Horizons–I Class
	0.92	1.13	Small-Cap Stock–I Class
	0.91	1.04	Small-Cap Value–I Class
International Developed Market Stocks	3.03	3.31	International Stock–I Class
	3.03	0.00	International Value Equity–I Class
	3.03	3.47	Overseas Stock–I Class
International Emerging Market Stocks	1.60	2.08	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.87	0.83	Real Assets–I Class
Total Stocks	37.50	36.73	
Core Fixed Income	4.25	4.20	Dynamic Global Bond–I Class
	6.38	6.39	International Bond (USD Hedged)–I Class
	19.12	19.06	New Income–I Class
Diversifying Fixed Income	4.67	5.09	Emerging Markets Bond–I Class
	0.93	1.20	Floating Rate–I Class
	3.74	3.93	High Yield–I Class
	0.00	0.00	International Bond–I Class
	20.00	19.84	Limited Duration Inflation Focused Bond–I Class
	3.41	2.77	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.78	U.S. Treasury Money–I Class
Total Bonds	62.50	63.26	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2020 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	14.15%	15.05%	Equity Index 500–I Class
	4.19	4.39	Growth Stock–I Class
	4.19	4.19	Value–I Class
U.S. Mid-Cap Stocks	1.76	2.14	Mid-Cap Growth–I Class
	1.76	1.88	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.07	1.45	New Horizons–I Class
	1.07	1.33	Small-Cap Stock–I Class
	1.07	1.20	Small-Cap Value–I Class
International Developed Market Stocks	3.55	3.91	International Stock–I Class
	3.55	0.00	International Value Equity–I Class
	3.56	4.09	Overseas Stock–I Class
International Emerging Market Stocks	1.88	2.44	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.20	0.98	Real Assets–I Class
Total Stocks	44.00	43.05	
Core Fixed Income	3.65	3.63	Dynamic Global Bond–I Class
	5.48	5.53	International Bond (USD Hedged)–I Class
	16.42	16.44	New Income–I Class
Diversifying Fixed Income	3.82	4.18	Emerging Markets Bond–I Class
	0.76	1.01	Floating Rate–I Class
	3.06	3.23	High Yield–I Class
	0.00	0.00	International Bond–I Class
	19.50	19.42	Limited Duration Inflation Focused Bond–I Class
	3.30	2.81	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.71	U.S. Treasury Money–I Class
Total Bonds	56.00	56.96	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2025 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	12.07%	13.05%	Equity Index 500–I Class
	7.15	7.64	Growth Stock–I Class
	7.15	7.16	Value–I Class
U.S. Mid-Cap Stocks	2.06	2.46	Mid-Cap Growth–I Class
	2.06	2.25	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.25	1.58	New Horizons–I Class
	1.26	1.53	Small-Cap Stock–I Class
	1.25	1.40	Small-Cap Value–I Class
International Developed Market Stocks	4.16	4.58	International Stock–I Class
	4.16	0.00	International Value Equity–I Class
	4.16	4.81	Overseas Stock–I Class
International Emerging Market Stocks	2.20	2.79	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.57	1.15	Real Assets–I Class
Total Stocks	51.50	50.40	
Core Fixed Income	3.15	3.15	Dynamic Global Bond–I Class
	4.73	4.87	International Bond (USD Hedged)–I Class
	14.17	14.26	New Income–I Class
Diversifying Fixed Income	3.18	3.50	Emerging Markets Bond–I Class
	0.64	0.85	Floating Rate–I Class
	2.54	2.71	High Yield–I Class
	0.00	0.00	International Bond–I Class
	17.00	16.96	Limited Duration Inflation Focused Bond–I Class
	3.10	2.71	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.59	U.S. Treasury Money–I Class
Total Bonds	48.50	49.60	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2030 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	10.14%	11.06%	Equity Index 500–I Class
	10.03	10.80	Growth Stock–I Class
	10.03	10.04	Value–I Class
U.S. Mid-Cap Stocks	2.35	2.85	Mid-Cap Growth–I Class
	2.35	2.56	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.44	1.83	New Horizons–I Class
	1.45	1.77	Small-Cap Stock–I Class
	1.44	1.60	Small-Cap Value–I Class
International Developed Market Stocks	4.76	5.25	International Stock–I Class
	4.76	0.00	International Value Equity–I Class
	4.77	5.54	Overseas Stock–I Class
International Emerging Market Stocks	2.52	3.23	Emerging Markets Stock–I Class
Inflation Focused Stocks	2.95	1.31	Real Assets–I Class
Total Stocks	59.00	57.84	
Core Fixed Income	2.95	2.98	Dynamic Global Bond–I Class
	4.43	4.56	International Bond (USD Hedged)–I Class
	13.27	13.40	New Income–I Class
Diversifying Fixed Income	2.90	3.23	Emerging Markets Bond–I Class
	0.58	0.78	Floating Rate–I Class
	2.32	2.52	High Yield–I Class
	0.00	0.00	International Bond–I Class
	11.50	11.36	Limited Duration Inflation Focused Bond–I Class
	3.04	2.70	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.64	U.S. Treasury Money–I Class
Total Bonds	41.00	42.17	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2035 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	8.53%	9.28%	Equity Index 500–I Class
	12.63	13.71	Growth Stock–I Class
	12.63	12.79	Value–I Class
U.S. Mid-Cap Stocks	2.63	3.22	Mid-Cap Growth–I Class
	2.63	2.88	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.61	2.12	New Horizons–I Class
	1.61	1.96	Small-Cap Stock–I Class
	1.61	1.77	Small-Cap Value–I Class
International Developed Market Stocks	5.33	5.88	International Stock–I Class
	5.33	0.00	International Value Equity–I Class
	5.33	6.21	Overseas Stock–I Class
International Emerging Market Stocks	2.82	3.70	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.30	1.48	Real Assets–I Class
Total Stocks	66.00	65.00	
Core Fixed Income	2.90	2.96	Dynamic Global Bond–I Class
	4.36	4.48	International Bond (USD Hedged)–I Class
	13.04	13.25	New Income–I Class
Diversifying Fixed Income	2.81	3.15	Emerging Markets Bond–I Class
	0.56	0.77	Floating Rate–I Class
	2.25	2.43	High Yield–I Class
	0.00	0.00	International Bond–I Class
	5.00	4.75	Limited Duration Inflation Focused Bond–I Class
	3.08	2.77	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.43	U.S. Treasury Money–I Class
Total Bonds	34.00	34.99	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2040 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.92%	7.46%	Equity Index 500–I Class
	15.10	16.51	Growth Stock–I Class
	15.10	15.31	Value–I Class
U.S. Mid-Cap Stocks	2.89	3.56	Mid-Cap Growth–I Class
	2.89	3.15	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.77	2.37	New Horizons–I Class
	1.77	2.18	Small-Cap Stock–I Class
	1.77	1.95	Small-Cap Value–I Class
International Developed Market Stocks	5.85	6.49	International Stock–I Class
	5.85	0.00	International Value Equity–I Class
	5.86	6.88	Overseas Stock–I Class
International Emerging Market Stocks	3.10	4.09	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.62	1.63	Real Assets–I Class
Total Stocks	72.50	71.58	
Core Fixed Income	2.75	2.80	Dynamic Global Bond–I Class
	4.13	4.21	International Bond (USD Hedged)–I Class
	12.38	12.55	New Income–I Class
Diversifying Fixed Income	2.60	2.89	Emerging Markets Bond–I Class
	0.52	0.72	Floating Rate–I Class
	2.08	2.23	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	3.05	2.77	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.26	U.S. Treasury Money–I Class
Total Bonds	27.50	28.43	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2045 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	5.94%	6.51%	Equity Index 500–I Class
	17.00	18.66	Growth Stock–I Class
	17.00	17.24	Value–I Class
U.S. Mid-Cap Stocks	3.11	3.82	Mid-Cap Growth–I Class
	3.11	3.38	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.90	2.57	New Horizons–I Class
	1.91	2.35	Small-Cap Stock–I Class
	1.90	2.11	Small-Cap Value–I Class
International Developed Market Stocks	6.30	6.99	International Stock–I Class
	6.30	0.00	International Value Equity–I Class
	6.30	7.43	Overseas Stock–I Class
International Emerging Market Stocks	3.33	4.42	Emerging Markets Stock–I Class
Inflation Focused Stocks	3.90	1.75	Real Assets–I Class
Total Stocks	78.00	77.23	
Core Fixed Income	2.20	2.24	Dynamic Global Bond–I Class
	3.30	3.39	International Bond (USD Hedged)–I Class
	9.90	10.04	New Income–I Class
Diversifying Fixed Income	1.85	2.08	Emerging Markets Bond–I Class
	0.37	0.53	Floating Rate–I Class
	1.48	1.60	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.89	2.72	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.20	U.S. Treasury Money–I Class
Total Bonds	22.00	22.80	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2050 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.32%	6.87%	Equity Index 500–I Class
	18.09	19.90	Growth Stock–I Class
	18.09	18.41	Value–I Class
U.S. Mid-Cap Stocks	3.31	4.08	Mid-Cap Growth–I Class
	3.31	3.63	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.03	2.70	New Horizons–I Class
	2.02	2.49	Small-Cap Stock–I Class
	2.03	2.26	Small-Cap Value–I Class
International Developed Market Stocks	6.70	7.40	International Stock–I Class
	6.70	0.00	International Value Equity–I Class
	6.70	7.94	Overseas Stock–I Class
International Emerging Market Stocks	3.55	4.70	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.15	1.87	Real Assets–I Class
Total Stocks	83.00	82.25	
Core Fixed Income	1.70	1.77	Dynamic Global Bond–I Class
	2.55	2.60	International Bond (USD Hedged)–I Class
	7.65	7.79	New Income–I Class
Diversifying Fixed Income	1.19	1.35	Emerging Markets Bond–I Class
	0.24	0.37	Floating Rate–I Class
	0.95	1.04	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.72	2.65	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.17	U.S. Treasury Money–I Class
Total Bonds	17.00	17.74	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2055 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.63%	7.23%	Equity Index 500–I Class
	18.96	20.80	Growth Stock–I Class
	18.96	19.33	Value–I Class
U.S. Mid-Cap Stocks	3.47	4.25	Mid-Cap Growth–I Class
	3.47	3.78	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.12	2.85	New Horizons–I Class
	2.13	2.65	Small-Cap Stock–I Class
	2.12	2.38	Small-Cap Value–I Class
International Developed Market Stocks	7.02	7.76	International Stock–I Class
	7.02	0.00	International Value Equity–I Class
	7.03	8.31	Overseas Stock–I Class
International Emerging Market Stocks	3.72	4.91	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.35	1.97	Real Assets–I Class
Total Stocks	87.00	86.22	
Core Fixed Income	1.30	1.34	Dynamic Global Bond–I Class
	1.95	2.03	International Bond (USD Hedged)–I Class
	5.85	6.02	New Income–I Class
Diversifying Fixed Income	0.76	0.87	Emerging Markets Bond–I Class
	0.15	0.25	Floating Rate–I Class
	0.61	0.66	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.38	2.37	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.24	U.S. Treasury Money–I Class
Total Bonds	13.00	13.78	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

NEUTRAL AND ACTUAL ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/19

Target 2060 Fund

Sector(s)	Neutral Allocation	Actual Allocation	Fund(s)
U.S. Large-Cap Stocks	6.87%	7.47%	Equity Index 500–I Class
	19.61	21.49	Growth Stock–I Class
	19.61	20.02	Value–I Class
U.S. Mid-Cap Stocks	3.59	4.38	Mid-Cap Growth–I Class
	3.59	3.94	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.19	2.92	New Horizons–I Class
	2.20	2.70	Small-Cap Stock–I Class
	2.19	2.46	Small-Cap Value–I Class
International Developed Market Stocks	7.27	8.10	International Stock–I Class
	7.27	0.00	International Value Equity–I Class
	7.26	8.59	Overseas Stock–I Class
International Emerging Market Stocks	3.85	5.04	Emerging Markets Stock–I Class
Inflation Focused Stocks	4.50	2.03	Real Assets–I Class
Total Stocks	90.00	89.14	
Core Fixed Income	1.00	1.04	Dynamic Global Bond–I Class
	1.50	1.58	International Bond (USD Hedged)–I Class
	4.50	4.69	New Income–I Class
Diversifying Fixed Income	0.50	0.62	Emerging Markets Bond–I Class
	0.10	0.19	Floating Rate–I Class
	0.40	0.46	High Yield–I Class
	0.00	0.00	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	2.00	2.02	U.S. Treasury Long-Term–I Class
Short-Term Income	0.00	0.27	U.S. Treasury Money–I Class
Total Bonds	10.00	10.87	

Actual allocations may not total 100% due to rounding.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Target 2045 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.

The fund has three classes of shares: the Target 2045 Fund (Investor Class), the Target 2045 Fund –Advisor Class (Advisor Class), and the Target 2045 Fund –I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor and I Classes do not pay Rule 12b-1 fees. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Purchases and sales of the underlying Price Funds are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Gains and losses realized on sales of the underlying Price Funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, income distributions from the underlying Price Funds and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees in an amount not exceeding 0.25% of the class’s average daily net assets.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2019, all of the investments in underlying Price Funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price Funds during the six months ended November 30, 2019, aggregated $26,944,000 and $11,763,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2019, the cost of investments for federal income tax purposes was $168,505,000. Net unrealized gain aggregated $16,327,000 at period-end, of which $19,748,000 related to appreciated investments and $3,421,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price Funds. The fund operates in accordance with an amended and restated investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates, under which expenses associated with the operation of the fund are borne by the fund. In addition to its own operating expenses, the fund indirectly bears its proportionate share of the management fees received by Price Associates and operating costs of the underlying Price Funds in which it invests.

The Investor Class, Advisor Class and I Class are each subject to a contractual operating expense limitation (each a Class Operating Expense Limit) at the rates and through the expense limitation dates indicated in the table below and may be renewed, revised, or revoked only with approval of the fund’s Board. Each Class Operating Expense Limit contractually requires Price Associates to pay all operating expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; other non-recurring expenses; and 12b-1 fees, with respect to the Advisor Class) to the extent a class’ operating expenses exceed the Class Operating Expense Limit on an annualized basis as a percentage of that class’ average daily net assets. Each Class is required to repay Price Associates for expenses previously paid to the extent the class’ net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the Class Operating Expense Limit in place at the time such amounts were paid; or (2) the current Class Operating Expense Limit. However, no repayment will be made more than three years after the date of a payment.

In addition, the Investor Class and Advisor Class are each subject to a contractual expense limitation (each a Class Limit) at the rates and through the expense limitation dates indicated in the table below; the Class Limits may be terminated only with approval of the fund’s Board. Each Class Limit contractually requires Price Associates to pay any (i) operating expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the amended management agreement) (Direct Expenses), and (ii) the indirect expense impact from the fund’s investments in the underlying Price Funds (Indirect Expenses), to the extent total Direct and Indirect Expenses exceed the Class Limit. Class Limits measure the total of Direct and Indirect Expenses on an annualized basis as a percentage of the class’s average daily net assets (effective net expense ratio); Indirect Expenses are based on the actual expense ratio of each underlying Price Fund weighted for the fund’s relative average investment therein. Each class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s effective net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were paid; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment.

Pursuant to these agreements, expenses were waived/paid by Price Associates during the six months ended November 30, 2019 as indicated in the table below. Including this amount, expenses previously paid by Price Associates in the amount of $213,000 remain subject to repayment by the fund at November 30, 2019. Any repayment of expenses previously paid by Price Associates during the period, if any, would be included in the net investment income and expense ratios relating to the activity of the fund presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended November 30, 2019, expenses incurred pursuant to these service agreements were $18,000 for Price Associates; $22,000 for T. Rowe Price Services, Inc.; and $44,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price are presented net on the accompanying Statement of Assets and Liabilities.

The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2019, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2020

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 16, 2020